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   May 22, 2000                                                 PROSPECTUS
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SUNAMERICA STYLE SELECT SERIES(R)


     o  FOCUS PORTFOLIO

     o  FOCUSED TECHNET PORTFOLIO

        CLASS A SHARES

        CLASS B SHARES

        CLASS C SHARES


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


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                               TABLE OF CONTENTS
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FUND HIGHLIGHTS ...........................................................    2

FINANCIALHIGHLIGHTS .......................................................    8

SHAREHOLDER ACCOUNT INFORMATION ...........................................    9

MORE INFORMATION ABOUT THE PORTFOLIOS .....................................   16

     INVESTMENT STRATEGIES ................................................   16

     GLOSSARY .............................................................   17

         INVESTMENT TERMINOLOGY ...........................................   17

         RISK TERMINOLOGY .................................................   18

     FUND MANAGEMENT ......................................................   19

INFORMATION ABOUT ADVISERS ................................................   20



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FUND HIGHLIGHTS
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                                       Q&A

A FOCUS strategy is one in which an Adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each adviser may invest in up to 10 securities for a total, in each Portfolio, of up to 30 securities. Each Adviser may invest in additional financial securities for the purposes of cash management or to hedge a security in a Portfolio.

When deemed appropriate by an Adviser, a Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

The "GROWTH" ORIENTED philosophy to which the Portfolios subscribe--that of investing in securities believed to offer the potential for long-term growth of capital--focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.


                                       Q&A

The following questions and answers are designed to give you an overview of SunAmerica Style Select Series, Inc. (the "Fund"), and to provide you with information about two of the Fund's separate Portfolios and their investment goals, principal investment strategies, and principal investment techniques. Each Portfolio's investment goal may be changed without shareholder approval, although you will receive notice of any change. More complete investment information is provided in chart form, under "More Information About the Portfolios," which is on page 16 and the glossary that follows on page 17.

Q:   WHAT  ARE  THE  PORTFOLIOS'  INVESTMENT  GOALS,  PRINCIPAL  STRATEGIES  AND
     TECHNIQUES?

A:                                     PRINCIPAL
                    INVESTMENT         INVESTMENT        PRINCIPAL INVESTMENT
     PORTFOLIO         GOAL            STRATEGIES             TECHNIQUES
     ---------         ----            ----------             ----------

     FOCUS        long-term            growth and    active trading of equity
     PORTFOLIO    growth of capital    focus         securities that offer the
                                                     potential for long-term
                                                     growth of capital, without
                                                     regard to market
                                                     capitalization

     FOCUSED      long-term            growth and    active trading of primarily
     TECHNET      growth of capital    focus         domestic, but also foreign,
     PORTFOLIO                                       equity securities of
                                                     companies that demonstrate
                                                     the potential for long-term
                                                     growth of capital and that
                                                     the Advisers believe will
                                                     benefit significantly from
                                                     technological advances or
                                                     improvements, without
                                                     regard to market
                                                     capitalization

SunAmerica Asset Management Corp. ("SunAmerica") is the Portfolios' investment manager and will initially allocate the assets of the Portfolios equally among each Portfolio's Advisers. Each Adviser manages a separate portion of a Portfolio using growth and focus strategies.

ADDITIONAL INFORMATION ABOUT THE FOCUSED TECHNET PORTFOLIO'S PRINCIPAL INVESTMENT TECHNIQUES

The Focused TechNet Portfolio will invest in up to thirty companies whose principal businesses the Advisers believe will significantly benefit from advances or improvements in technology ("technology companies"). Technology companies include companies in many industries that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or service.

The broad industry categories in which technology companies may be found include computer software and hardware, network and capital broadcasting, internet and internet-related businesses, the development, production, sale, and distribution of goods or services used in the broadcast and media industries, communications services or equipment, the design, manufacture, or sale of electric components, defense and data storage and retrieval, healthcare and biotechnology. The relative size of the Portfolio's investment in these industries will vary from time to time, and at times, one of these industries may not be represented in the Portfolio's holdings.

The Portfolio will significantly invest, under normal market conditions, in internet and internet-related businesses. These companies include e-commerce enterprises as well as those that develop services and products for the internet. The Advisers may rotate the Portfolio's holdings out of internet or internet-related companies for temporary defensive purposes or, if market conditions warrant.

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the chart on page 16 describes principal and additional risks.

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     RISKS OF INVESTING IN EQUITY SECURITIES

     Each Portfolio invests primarily in equity securities. As with any equity fund, the value of your investment in either of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform poorly under circumstances in which "value" stocks in general have continued to rise. In addition, individual stocks selected for either of these Portfolios may underperform the market generally.

     RISKS OF NON-DIVERSIFICATION

     Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     RISKS OF INVESTING IN SMALL COMPANIES

     Stocks of smaller companies may be more volatile than, and not as readily marketable as, those of larger companies.

     RISKS OF INVESTING IN TECHNOLOGY COMPANIES (A PRINCIPAL RISK OF FOCUSED TECHNET PORTFOLIO ONLY)

     Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the Portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies.

     ADDITIONAL PRINCIPAL RISKS

     Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, SunAmerica or SunAmerica's affiliates, any government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goal or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. If the value of the assets of a Portfolio goes down, you could lose money.

Q:   HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Focus Portfolio by showing the Portfolio's performance during calendar year 1999, and comparing the Portfolio's average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Focused TechNet Portfolio and for Class C shares of the Focus Portfolio is not shown because they have been in existence for less than one year.


                                                                               3
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FUND HIGHLIGHTS
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FOCUS PORTFOLIO (CLASS B)

[BAR CHART OMITTED]


FOCUS PORTFOLIO (CLASS B)

              [GRAPHIC - BAR CHART ILLUSTRATES INFORMATION BELOW]

During the period shown in the bar chart, the highest return for a quarter ended was 31.61% (quarter ended 12/31/99) and the lowest return for a quarter was 1.06% (quarter ended 9/30/99). The Focus Portfolio's year-to-date return as of March 31, 2000 was 9.03%.


Average Annual Total Returns
(as of the calendar year                                Past One   Return Since
ended December 31, 1999)                                  Year     Inception****

Focus Portfolio*                              Class A    49.43%       46.79%
                                              Class B    53.63%       49.41%
S&P 500 Index**                                          21.04%       22.22%
Morningstar Large-Cap Growth Category***                 38.63%       36.54%

*    Includes sales charges.

** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

***  Developed  by  Morningstar,   the  Morningstar  Large-Cap  Growth  category
     currently reflects a group of 223 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

**** Class A and B shares commenced offering on June 8, 1998.

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Q:   WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

                                                       Focused TechNet Portfolio
                                                       -------------------------
                                                       CLASS A  CLASS B  CLASS C
                                                       -------  -------  -------
     SHAREHOLDER FEES (FEES PAID
     DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)(1) ...........  5.75%    None    None

     Maximum Deferred Sales Charge (Load)
     (as a percentage of amount redeemed)(2) ..........  None     4.00%   1.00%

     Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends .............................  None     None    None

     Redemption Fee(3) ................................  None     None    None

     Exchange Fee .....................................  None     None    None

     Maximum Account Fee ..............................  None     None    None

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

     Management Fees ..................................  1.25%    1.25%   1.25%

     Distribution and Service (12b-1) Fees(4) .........  0.35%    1.00%   1.00%

     Other Expenses(5) ................................  0.37%    0.37%   0.37%
                                                         ----     ----    ----
     Total Annual Portfolio Operating Expenses(5)(6) ..  1.97%    2.62%   2.62%
                                                         ====     ====    ====

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within eighteen months of their purchase. See page 9 for more information on the CDSCs.

(3)  A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5)  Estimated.

(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the Total Annual Portfolio Operating Expenses ratios set forth above. SunAmerica will waive fees and reimbursements should the Total Annual Portfolio Operating Expenses be higher than estimated. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

                                                                               5
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FUND HIGHLIGHTS
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                                                            FOCUS PORTFOLIO
                                                       -------------------------
                                                       CLASS A  CLASS B  CLASS C
                                                       -------  -------  -------
     SHAREHOLDER FEES (FEES PAID
     DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)(1) ...........   5.75%   None    None

     Maximum Deferred Sales Charge (Load)
     (as a percentage of amount redeemed)(2) ..........   None    4.00%   1.00%

     Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends .............................   None    None    None

     Redemption Fee(3) ................................   None    None    None

     Exchange Fee .....................................   None    None    None

     Maximum Account Fee ..............................   None    None    None

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

     Management Fees ..................................   0.85%   0.85%   0.85%

     Distribution and Service (12b-1) Fees(4) .........   0.35%   1.00%   1.00%

     Other Expenses(5) ................................   0.35%   0.35%   0.35%
                                                          ----    ----    ----
     Total Annual Portfolio Operating Expenses(5) .....   1.55%   2.20%   2.20%
                                                          ====    ====    ====

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 9 for more information on the CDSCs.

(3)  A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5)  As to Class C, estimated.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:



                                       1 Year     3 Years    5 Years    10 Years
                                       ------     -------    -------    --------
FOCUS PORTFOLIO
    (Class A shares) ...............    $724       $1,036     $1,371     $2,314
    (Class B shares)* ..............    $623       $  988     $1,380     $2,293
    (Class C shares) ...............    $323       $  688     $1,180     $2,293

FOCUSED TECHNET PORTFOLIO
    (Class A shares) ...............    $763       $1,158     $1,576     $2,739
    (Class B shares)* ..............    $665       $1,114     $1,590     $2,723
    (Class C shares) ...............    $365       $  814     $1,390     $2,723

If you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
                                       ------     -------    -------    --------
FOCUS PORTFOLIO
    (Class A shares) ...............    $724       $1,036     $1,371     $2,314
    (Class B shares)* ..............    $223       $  688     $1,180     $2,293
    (Class C shares) ...............    $223       $  688     $1,180     $2,293



FOCUSED TECHNET PORTFOLIO
    (Class A shares) ...............    $763       $1,158     $1,576     $2,739
    (Class B shares)* ..............    $265       $  814     $1,390     $2,723
    (Class C shares) ...............    $265       $  814     $1,390     $2,723

* Class B shares convert to Class A shares approximately seven years after purchase as described in the section entitled "Shareholder Account Information" on page 9. Therefore, expense information for years 8, 9 and 10 is the same for both Class A and B shares.

                                                                               7
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FINANCIAL HIGHLIGHTS
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The Financial  Highlights  table for the Focus Portfolio is intended to help you understand the Focus Portfolio's financial performance since inception. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Focus Portfolio's financial statements, are incorporated by reference in the Fund's Statement of Additional Information
(SAI) which is available upon request. There are no financial highlights for Focus Portfolio, Class C or Focused TechNet Portfolio, because they have been in existence for less than one year.


FOCUS PORTFOLIO

                               NET GAIN                                                                         RATIO OF
              NET             (LOSS) ON                                                                            NET
             ASSET             INVEST-    TOTAL   DIVI-                                              RATIO OF  INVESTMENT
             VALUE,     NET     MENTS     FROM    DENDS    DISTRI-            NET              NET   EXPENSES    INCOME
             BEGIN-   INVEST-   (BOTH     NET    FROM NET  BUTIONS           ASSET            ASSETS     TO    (LOSS) TO
              NING     MENT    REALIZED  INVEST-  INVEST-   FROM     TOTAL   VALUE,           END OF   AVERAGE  AVERAGE
PERIOD         OF     INCOME   AND UN-    MENT     MENT    CAPITAL  DISTRI-  END OF  TOTAL    PERIOD     NET       NET     PORTFOLIO
ENDED        PERIOD  (LOSS)(1) REALIZED) INCOME   INCOME    GAINS   BUTIONS  PERIOD RETURN(2) (000'S)  ASSETS(4) ASSET(4)  TURNOVER
-----------  ------  --------  --------  ------  --------  -------  -------  ------ --------- ----- -  --------- --------  ---------
                                                             CLASS A
                                                             -------
06/08/98--
10/31/98 ... $12.50  $(0.01)    $0.11    $0.10     $--       $--      $--    $12.60   0.80%   $29,770  1.45%(3)  (0.21)%(3)  106%
10/31/99 ...  12.60   (0.12)     6.75     6.63      --        --       --     19.23  52.62    169,734  1.45      (0.70)      161

                                                             CLASS B
                                                             -------
06/08/98--
10/31/98 ...  12.50   (0.04)     0.10     0.06      --        --       --     12.56   0.48    45,817   2.10(3)   (0.92)(3)   106
10/31/99      12.56   (0.23)     6.72     6.49      --        --       --     19.05  51.67    271,531  2.10      (1.34)      161

----------
     (1)  Calculated based upon average shares outstanding
     (2)  Total return is not annualized and does not reflect sales load
     (3)  Annualized
     (4) Net of the following expense reimbursements (based on average net assets):

                                                         10/31/98    10/31/99
                                                         --------    --------
          Focus A                                          0.32%       0.18%
          Focus B                                          0.32%       0.16%


8
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SHAREHOLDER ACCOUNT INFORMATION
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SELECTING A SHARE CLASS

Each Portfolio offers three classes of shares through this Prospectus: Class A, Class B and Class C shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.

         CLASS A                     CLASS B                    CLASS C

o Front-end sales charge, o No front-end sales o No front-end sales as described below. charge; all your money charge; all your money
  There are several  ways     goes  to  work  for you    goes  to  work  for you
  to     reduce     these     right away.                right away.
  charges, also described
  below.                    o Higher annual  expenses  o Higher annual  expenses
                              than Class A shares.       than Class A shares.
o Lower  annual  expenses
  than Class B or Class C   o Deferred  sales  charge  o Deferred  sales  charge
  shares.                     on   shares   you  sell    on   shares   you  sell
                              within   six  years  of    within  eighteen months
                              purchase,  as described    of     purchase,     as
                              below.                     described below.

                            o Automatic conversion to  o No     conversion    to
                              Class     A      shares    Class A.
                              approximately  one year
                              after such time that no
                              CDSC  would be  payable
                              upon   redemption,   as
                              described  below,  thus
                              reducing  future annual
                              expenses.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:

                                                                     Concession
                                               Sales Charge          to Dealers
                                           -------------------------------------
                                            % OF      % OF NET          % OF
                                           OFFERING     AMOUNT         OFFERING
YOUR INVESTMENT                             PRICE     INVESTED          PRICE
                                           -------------------------------------
Less than $50,000 .......................    5.75%      6.10%          5.00%

$50,000 but less than $100,000 ..........    4.75%      4.99%          4.00%

$100,000 but less than $250,000 .........    3.75%      3.90%          3.00%

$250,000 but less than $500,000 .........    3.00%      3.09%          2.25%

$500,000 but less than $1,000,000 .......    2.10%      2.15%          1.35%

$1,000,000 or more ......................    None       None           1.00%


INVESTMENTS OF $1 MILLION OR MORE. Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on any shares you sell within one year of purchase and a 0.50% CDSC is charged on any shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

        Years after purchase            CDSC on shares being sold
        1st or 2nd year                 4.00%
        3rd or 4th year                 3.00%
        5th year                        2.00%
        6th year                        1.00%
        7th year and thereafter         None

CLASS C. Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

                                                                               9
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SHAREHOLDER ACCOUNT INFORMATION
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SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase CLASS A shares without front-end sales charges, including:

   o  financial  planners,   institutions,   broker-dealer   representatives  or
      registered investment advisers utilizing Portfolio shares in fee-based investment products under an agreement with the Distributor

   o participants in certain retirement plans that meet applicable conditions, as described in the Statement of Additional Information

   o Fund Directors and other individuals, and their families, who are affiliated with any Portfolio or any fund distributed by SunAmerica Capital Services, Inc.

   o selling brokers and their employees and sales representatives and their families

   o  participants in "Net Asset Value Transfer Program"

We will generally waive the CDSC for CLASS B or CLASS C shares in the following cases:

   o  within one year of the shareholder's death or becoming disabled

   o taxable distributions from or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary

   o Fund Directors and other individuals, and their families, who are affiliated with any Portfolio or any fund distributed by SunAmerica Capital Services, Inc.

   o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

   o  participants in "Net Asset Value Transfer Program"

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charge for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISOR.

REINSTATEMENT PRIVILEGE. If you sell shares of a Portfolio, within one year after the sale, you may invest some or all of the proceeds of the sale in the same share class of the Portfolio without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE (12b-1) FEES

Each class of shares of each  Portfolio has its own 12b-1 plan that provides for
distribution   and  account   maintenance  and  service  fees  (payable  to  the
Distributor) based on a percentage of average daily net assets, as follows:

                                                      ACCOUNT MAINTENANCE AND
       CLASS               DISTRIBUTION FEE                 SERVICE FEE

         A                       0.10%                         0.25%
         B                       0.75%                         0.25%
         C                       0.75%                         0.25%

Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SELECTING A SHARE CLASS

Each Portfolio offers Class A, B and C shares through this prospectus. Class A and Class B shares are available to all persons who meet eligibility requirements. Class C shares are offered exclusively through certain financial intermediaries who have executed an agreement with the Distributor to sell Class C shares.

OPENING AN ACCOUNT*

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each class of the Portfolios are as follows:

      o  non-retirement account: $500

      o  retirement account: $250

      o dollar cost averaging: $500 to open; you must invest at least $25 a month

   The minimum subsequent investment for the Portfolios are as follows:

      o  non-retirement account: $100

      o  retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

* Class C shares are not available for sale through SunAmerica Fund Services, Inc. or by telephone. Class C shares may be bought only through certain financial intermediaries who have executed an agreement with the Distributor to sell Class C shares.

10
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--------------------------------------------------------------------------------

BUYING SHARES*

OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT

BY CHECK
 ...............................................................................
   o  Make   out  a  check   for  the       o  Make   out  a  check   for  the
      investment  amount,  payable to          investment  amount  payable  to
      the   specific   Portfolio   or          the   specific   Portfolio   or
      SunAmerica Funds.                        SunAmerica Funds.

   o  Deliver   the  check  and  your       o  Include the stub from your Fund
      completed  Account  Application          statement or a note  specifying
      (and    Supplemental    Account          the Portfolio  name, your share
      Application,  if applicable) to          class,  your account number and
      your   broker   or    financial          the   name(s)   in  which   the
      advisor, or mail them to:                account is registered.

       SunAmerica Fund Services, Inc.       o  Indicate  the   Portfolio   and
       Mutual Fund Operations,                 account   number  in  the  memo
         3rd Floor                             section of your check.
       The SunAmerica Center
       733 Third Avenue                     o  Deliver the check and your stub
       New York, New York 10017-3204           to  your  broker  or  financial
                                               advisor, or mail them to:
   o  All  purchases  must be in U.S.
      dollars.   Cash   will  not  be           NON-RETIREMENT ACCOUNTS:
      accepted.  A $25.00 fee will be           SunAmerica Fund Services, Inc.
      charged for all checks returned           c/o NFDS
      due to insufficient funds.                P.O. Box 219373
                                                Kansas City, Missouri 64121-9373

                                                RETIREMENT ACCOUNTS:
                                                SunAmerica Fund Services, Inc.
                                                Mutual Fund Operations,
                                                  3rd Floor
                                                The SunAmerica Center
                                                733 Third Avenue
                                                New York, New York 10017-3204

BY WIRE
 ...............................................................................

   o  Deliver     your      completed         o  Instruct  your bank to wire the
      application  to your  broker or            amount of your investment to:
      financial  advisor or fax it to
      SunAmerica Fund Services,  Inc.             State Street Bank &
      at 212-551-5585.                              Trust Company
                                                  Boston, MA
   o  Obtain your  account  number by             ABA #0110-00028
      referring to your  statement or             DDA # 99029712
      by  calling   your   broker  or
      financial       advisor      or      Specify  the  Portfolio   name,  your
      Shareholder/Dealer  Services at      share class,  your Portfolio  number,
      1-800-858-8850, ext. 5125.           account  number  and the  name(s)  in
                                           which the account is registered. Your
   o  Instruct  your bank to wire the      bank may charge a fee to wire funds.
      amount of your investment to:

       State Street Bank &
         Trust Company
       Boston, MA
       ABA #0110-00028
       DDA # 99029712

Specify  the  Portfolio   name,  your
choice  of  share  class,   your  new
Portfolio  number and account  number
and the  name(s) in which the account
is registered. Your bank may charge a
fee to wire funds.

TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

* Class C shares are not available for sale through SunAmerica Fund Services, Inc. or by telephone. Class C shares may be bought only through certain financial intermediaries who have executed an agreement with the Distributor to sell Class C shares.

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SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELLING SHARES

HOW                                      REQUIREMENTS


THROUGH YOUR BROKER OR FINANCIAL ADVISOR
 ...............................................................................

   o  Accounts of any type.                  o  Call your  broker  or  financial
                                                advisor  to place  your order to
   o  Sales of any amount.                      sell shares.

BY MAIL
 ...............................................................................

   o  Accounts of any type.                  o  Write a  letter  of  instruction
                                                indicating  the Portfolio  name,
   o  Include all  signatures  and any          your share  class,  your account
      additional documents that may be          number, the name(s) in which the
      required (see next page).                 account  is  registered  and the
                                                dollar value or number of shares
   o  Mail the materials to:                    you wish to sell.

       SunAmerica Fund Services, Inc.        o  Sales   of   $100,000   or  more
       Mutual Fund Operations,                  require     the     letter    of
         3rd Floor                              instruction  to have a signature
       The SunAmerica Center                    guarantee.
       733 Third Avenue
       New York, New York 10017-3204         o  A check will  normally be mailed
                                                on the next  business day to the
                                                name(s) and address in which the
                                                account   is   registered,    or
                                                otherwise   according   to  your
                                                letter of instruction.

BY PHONE
 ...............................................................................

   o  Most accounts.                         o  Call Shareholder/Dealer Services
                                                at   1-800-858-8850,   extension
   o  Sales of less than $100,000.              5125  between 8:30 a.m. and 7:00
                                                p.m.   (Eastern  time)  on  most
                                                business   days.   Indicate  the
                                                Portfolio  name, the name of the
                                                person       requesting      the
                                                redemption,  your  share  class,
                                                your account number, the name(s)
                                                in   which   the    account   is
                                                registered  and the dollar value
                                                or number of shares  you wish to
                                                sell.

                                             o  A check  will be  mailed  to the
                                                name(s) and address in which the
                                                account  is  registered  or to a
                                                different address indicated in a
                                                written authorization previously
                                                provided to the Portfolio by the
                                                shareholder(s) on the account.

BY WIRE
 ...............................................................................

   o  Request  by  mail  to  sell  any       o  Proceeds  will normally be wired
      amount (accounts of any type).            on the next  business day. A $15
                                                fee will be  deducted  from your
   o  Request  by phone  to sell  less          account.
      than $100,000.

TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================

--------------------------------------------------------------------------------

SELLING SHARES IN WRITING. In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

   o  your address of record has changed within the past 30 days

   o  you are selling shares worth $100,000 or more

   o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

   o  a broker or securities dealer

   o  a federal savings, cooperative or other type of bank

   o  a savings and loan or other thrift institution

   o  a credit union

   o  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.

EXECUTION OF REQUESTS. Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after a Portfolio receives your request in good order. If the Portfolio or the Distributor receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Portfolio or the Distributor receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Portfolio before the Portfolio's close of business. Each Portfolio and the Distributor reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Portfolio does not price its shares. As a result, the value of a Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

If a Portfolio determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment of redemption proceeds wholly or partly in cash, the Portfolio may pay the redemption price by a distribution in kind of securities from the Portfolio in lieu of cash.

At various times, a Portfolio may be requested to redeem shares for which it has not yet received good payment. A Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (E.G., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Portfolio is responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of a Portfolio for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. Additionally, you may exchange Class C shares of a Portfolio for Class IIshares of any other fund distributed by SunAmerica Capital Services, Inc. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services." An exchange is treated as a taxable sale of the exchanged shares and a purchase of the new shares for federal income tax purposes.

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Portfolio, are using market timing strategies or making excessive exchanges. A Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Portfolio may also refuse any exchange order.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 extension 5125, for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolio, along with a letter of instruction and a signature guarantee. The Portfolios do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. A Portfolio may agree to accept a "multi-party check" in payment for Portfolio shares. This is a check made payable to the investor by another party and then endorsed over to a Portfolio by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Portfolio is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to a Portfolio or any other fund distributed by SunAmerica Capital Services of your choice. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

   o  Make sure you have at least $5,000 worth of shares in your account.

   o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

   o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

   o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

   o  Make sure your dividends and capital gains are being reinvested.

You  cannot  elect  the  systematic   withdrawal  plan  if  you  have  requested
certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Portfolio periodically for the same class of shares of one or more other funds distributed by SunAmerica Capital Services, Inc. To use:

   o Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.

   o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

   o  Specify the amount(s). Each exchange must be worth at least $50.

   o Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL) Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in each Portfolio. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Portfolio shares and to the value of the Portfolio shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Portfolio shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Portfolio redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in a Portfolio are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset

================================================================================

--------------------------------------------------------------------------------


Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850, extension 5660 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans and other pension, educational and profit-sharing plans. Using these plans, you can invest in any fund distributed by SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

   o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from or automatic redemption to your bank account)

   o  after any changes of name or address of the registered owner(s)

   o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. Each Portfolio generally distributes most or all of its net earnings in the form of dividends. Income dividends and capital gains distributions, if any, are paid at least annually by the Portfolios.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other fund distributed by SunAmerica Capital Services, Inc. or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS. The Portfolios intend to satisfy the requirements necessary to qualify as a regulated investment company for federal income tax purposes. For so long as each Portfolio so qualifies, it will pay no federal income tax on the income and capital gains that it distributes to shareholders.

Dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. The Portfolios intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets).

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

"BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Portfolio must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal income tax law of an investment in a Portfolio. It is not a substitution for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Portfolio under all applicable laws.

SMALL ACCOUNTS. If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

How

Requirements

MORE INFORMATION ABOUT THE PORTFOLIOS

--------------------------------------------------------------------------------
                             INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
   Each Portfolio has its own investment goal and a strategy for pursuing it.
   The  chart  summarizes   information  about  each  Portfolio's  investment
   approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               FOCUS                FOCUSED
                                             PORTFOLIO        TECHNET PORTFOLIO
--------------------------------------------------------------------------------
What is the Portfolio's investment goal?  Long-term growth    Long-term growth
                                          of capital          of capital
--------------------------------------------------------------------------------
What principal investment strategies      Growth and focus    Growth and focus
does the Portfolio use to implement
its investment goal?
--------------------------------------------------------------------------------
What are the Portfolio's principal        o  Active trading   o  Active trading
investment techniques?                       of up to            of up to
                                             thirty equity       thirty equity
                                             securities that     securities of
                                             offer the           companies that
                                             potential for       offer the
                                             long-term growth    potential for
                                             of capital,         long-term
                                             without regard      growth of
                                             to market           capital and
                                             capitalization      that the
                                                                 Advisers
                                                                 believe will
                                                                 benefit
                                                                 significantly
                                                                 from
                                                                 technological
                                                                 advances or
                                                                 improvements,
                                                                 without regard
                                                                 to market
                                                                 capitalization
-------------------------------------------------------------------------------
What are the Portfolio's other            o  Trading of       o  Trading of
significant investment techniques?           foreign             foreign
                                             securities          securities
--------------------------------------------------------------------------------
What other types of securities may        o  Short-term       o  Short-term
the Portfolio normally invest in as          investments         investments
part of efficient portfolio                  (up to 10%)         (up to 10%)
management or for return                  o  Defensive
enhancement purposes?                        instruments      o  Defensive
                                                                 instruments
                                          o  Options and
                                             futures          o  Options and
                                                                 futures
                                          o  Special
                                             situations       o  Special
                                                                 situations
--------------------------------------------------------------------------------
What principal risks normally may         o  Stock market     o  Stock market
affect the Portfolio?                        volatility          volatility

                                          o  Securities       o  Securities
                                             selection           selection

                                          o  Non-             o  Non-
                                             diversification     diversification

                                                              o  Small market
                                                                 capitalization

                                                              o  Technology
                                                                 companies
--------------------------------------------------------------------------------
What other risks may affect               o  Foreign          o  Foreign
the Portfolio?                               exposure            exposure

                                          o  Derivatives      o  Derivatives

                                          o  Hedging          o  Hedging

                                                              o  Emerging
                                                                 markets
--------------------------------------------------------------------------------

16
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--------------------------------------------------------------------------------


GLOSSARY


--------------------------------------------------------------------------------
  LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.
--------------------------------------------------------------------------------


INVESTMENT TERMINOLOGY

GROWTH OF CAPITAL is growth of the value of an investment.

ACTIVE TRADING means that the Portfolio may engage, when the Adviser deems appropriate, in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. During periods of increased market volatility, active trading may be more pronounced.

EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

LARGE-CAP COMPANIES are those with market caps within the Morningstar, Inc. Large-Cap category. Currently, this range is $9.5 billion or higher.

MID-CAP  COMPANIES  are those with  market  caps  within the  Morningstar,  Inc.
Mid-Cap category. Currently, this range is between $1.5 billion and $9.5 billion.

SMALL-CAP COMPANIES are those with market caps within the Morningstar, Inc. Small-Cap category. Currently, this range is $1.5 billion or less.

FOREIGN SECURITIES are issued by companies located outside of the United States and include securities issued by companies located in emerging markets. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INSTRUMENTS include high quality fixed income securities and money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or financial instruments.

A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

                                                                              17
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MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------


RISK TERMINOLOGY

STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by an Adviser, may fail to produce the intended return.

NON-DIVERSIFICATION: Each Portfolio will hold up to thirty securities. As a result, performance may be affected more by a decline in the market price of one stock than would be the case if each Portfolio were more diversified.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

TECHNOLOGY COMPANIES: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

18
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--------------------------------------------------------------------------------


FUND MANAGEMENT


MANAGER: SunAmerica Asset Management Corp. selects the Advisers for each Portfolio, may manage certain portions of each Portfolio directly, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for each Portfolio, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with another Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to a Portfolio with Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular agreements with Advisers or continue the employment of existing Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Portfolio to disclose to shareholders the Advisers' fees only in the aggregate for each Portfolio. The annual rate of the investment advisory fee payable to SunAmerica is 1.25% of average daily net assets for the Focused TechNet Portfolio and 0.85% of average daily net assets for the Focus Portfolio. Payments to the Advisers for their services is made by SunAmerica, not by the Portfolios.

SunAmerica, located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and manages, advises and/or administers assets in excess of $30 billion as of March 31, 2000. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Equity Funds, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc.

SunAmerica is the Portfolios' investment manager and will initially allocate the assets of each Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.

With respect to the Focus Portfolio, in general, SunAmerica will not rebalance or reallocate assets of the Portfolio among Advisers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

With respect to the Focused TechNet Portfolio, SunAmerica intends, on a quarterly basis, to review the asset allocation in the Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica generally will then re-allocate cash flows among the Advisers so as to effect a re-balancing of the Portfolio's asset allocation. In addition, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Adviser to another when it would be in the best interests of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

                                                                              19
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INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


THE ADVISERS AND PORTFOLIO MANAGERS FOR THE PORTFOLIOS ARE DESCRIBED BELOW:

                                     PORTFOLIO MANAGEMENT ALLOCATED
PORTFOLIO                            AMONG THE FOLLOWING ADVISERS
---------                            ----------------------------------

Focus Portfolio                      Fred Alger Management, Inc. ("Alger")
                                     Jennison Associates LLC ("Jennison")
                                     Marsico Capital Management, LLC ("Marsico")

Focused TechNet Portfolio            SunAmerica
                                     Dresdner RCM Global Investors LLC
                                     ("Dresdner")

                                     Van Wagoner Capital Management, Inc.
                                     ("Van Wagoner")

DESCRIPTION OF THE ADVISERS

FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 1 World Trade Center, New York, New York 10048. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of December 31, 1999, Alger had approximately $17.4 billion in assets under management.

JENNISON ASSOCIATES LLC. Jennison is a Delaware limited liability company located at 466 Lexington Avenue, New York, NY 10017. As of December 31, 1999, Jennison had approximately $59.1 billion in assets under management for institutional and mutual fund clients.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Colorado limited liability company located at 1200 17th Street, Suite 1300, Denver, CO 80202. As of December 31, 1999, Marsico had approximately $14 billion in assets under management.

SUNAMERICA ASSET MANAGEMENT CORP. See page 19.

DRESDNER RCM GLOBAL INVESTORS LLC. Dresdner is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization, and is located at Four Embarcadero Center, San Francisco, California 94111. As of December 31, 1999, Dresdner had approximately $47 billion in total assets under management and advice.

VAN WAGONER CAPITAL MANAGEMENT, INC. Van Wagoner is a privately owned company located at 345 California Street, San Francisco, California 94104. As of March 31, 2000, Van Wagoner had approximately $4.5 billion in assets under management.

                 NAME, TITLE AND
                 AFFILIATION OF
PORTFOLIO        PORTFOLIO MANAGER             EXPERIENCE
---------        -----------------             ----------

FOCUS PORTFOLIO  DAVID D. ALGER                MR. ALGER JOINED ALGER IN 1971
                 PRESIDENT AND PORTFOLIO       AND HAS BEEN PRESIDENT AND
                 MANAGER (ALGER)               DIRECTOR SINCE 1995. PRIOR TO
                                               1995, MR. ALGER WAS EXECUTIVE
                                               VICE PRESIDENT AND DIRECTOR OF
                                               RESEARCH WITH THE FIRM.

                 SPIROS "SIG" SEGALAS          MR. SEGALAS IS A FOUNDING MEMBER
                 PORTFOLIO MANAGER             OF JENNISON, WHICH WAS
                 (JENNISON)                    ESTABLISHED IN 1969, AND HE HAS
                                               BEEN A DIRECTOR AND EQUITY
                                               PORTFOLIO MANAGER EVER SINCE. IN
                                               ADDITION, MR. SEGALAS HAS SERVED
                                               AS PRESIDENT AND CHIEF INVESTMENT
                                               OFFICER OF JENNISON SINCE 1993
                                               AND 1973, RESPECTIVELY.

                 THOMAS F. MARSICO             MR. MARSICO HAS BEEN THE CHAIRMAN
                 PORTFOLIO MANAGER             AND CHIEF EXECUTIVE OFFICER OF
                 (MARSICO)                     MARSICO SINCE HE FORMED MARSICO
                                               IN 1997. FROM 1988 THROUGH 1997,
                                               MR. MARSICO SERVED AS THE
                                               PORTFOLIO MANAGER OF THE JANUS
                                               TWENTY FUND AND FROM 1991 THROUGH
                                               1997, MR. MARSICO SERVED AS THE
                                               PORTFOLIO MANAGER OF THE JANUS
                                               GROWTH & INCOME FUND.

20
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--------------------------------------------------------------------------------


                 NAME, TITLE AND
                 AFFILIATION OF
PORTFOLIO        PORTFOLIO MANAGER             EXPERIENCE
---------        -----------------             ----------

FOCUSED TECHNET  WALTER C. PRICE,JR.           MR. PRICE JOINED DRESDNER IN 1974
PORTFOLIO        PORTFOLIO MANAGER             AS A SENIOR SECURITIES ANALYST
                 (DRESDNER)                    AND BECAME A PRINCIPAL IN 1978.
                                               HE HAS BEEN A MANAGING DIRECTOR
                                               AND PORTFOLIO MANAGER WITH THE
                                               FIRM SINCE 1985. MR. PRICE HAS
                                               ANALYTICAL RESPONSIBILITY FOR
                                               MUCH OF DRESDNER'S TECHNOLOGY
                                               AREA.

                 HUACHEN CHEN                  MR. CHEN JOINED DRESDNER IN 1985
                 PORTFOLIO MANAGER             AS A SECURITIES ANALYST. HE
                 (DRESDNER)                    BECAME A PRINCIPAL IN 1994 AND
                                               CURRENTLY HAS RESEARCH AND MONEY
                                               MANAGEMENT RESPONSIBILITIES FOR
                                               THE TECHNOLOGY AREA.



                 DONNA CALDER                  MS. CALDER JOINED SUNAMERICA AS A
                 PORTFOLIO MANAGER             PORTFOLIO MANAGER IN FEBRUARY
                 (SUNAMERICA)                  1998. MS. CALDER SERVED AS A
                                               GENERAL PARTNER OF MANHATTAN
                                               CAPITAL PARTNERS, L.P. FROM
                                               NOVEMBER 1991 THROUGH AUGUST
                                               1995. SHE ALSO HAS SERVED AS A
                                               PORTFOLIO MANAGER WITH
                                               OPPENHEIMER MANAGEMENT AND E.F.
                                               HUTTON & COMPANY.

                 SOOHWAN KIM, CFA              SOOHWHAN KIM JOINED SUNAMERICA AS
                 SENIOR TECHNOLOGY ANALYST     A SENIOR RESEARCH ANALYST IN JULY
                 (SUNAMERICA)                  OF 1999. PREVIOUSLY, HE WAS VICE
                                               PRESIDENT, ANALYST AT CITIBANK
                                               GLOBAL ASSET MANAGEMENT. FROM
                                               1992 TO 1993, HE SERVED AS AN
                                               ECONOMIST WITH THE UNION BANK OF
                                               SWITZERLAND.



                 GARRETT R. VAN WAGONER, CFA   MR. VAN WAGONER IS PORTFOLIO
                 PORTFOLIO MANAGER             MANAGER AND PRESIDENT OF THE VAN
                 (VAN WAGONER)                 WAGONER FUNDS. PRIOR TO FOUNDING
                                               VAN WAGONER CAPITAL MANAGEMENT,
                                               INC. IN 1995, MR. VAN WAGONER
                                               MANAGED THE GOVETT SMALLER
                                               COMPANIES FUND FOR THREE YEARS.
                                               HE ALSO WORKED WITH BESSEMER
                                               TRUST, N.A. AND HAS OVER 20 YEARS
                                               EXPERIENCE OF EQUITY PORTFOLIO
                                               MANAGEMENT.

                 RAIFORD GARRABRANT, CFA       MR. GARRABRANT IS A RESEARCH
                 PORTFOLIO MANAGER AND         ANALYST AND PORTFOLIO MANAGER FOR
                 RESEARCH ANALYST              VAN WAGONER CAPITAL MANAGEMENT,
                 (VAN WAGONER)                 INC. RESPONSIBLE FOR COVERING
                                               COMPANIES WITH MARKET
                                               CAPITALIZATIONS OF $500 MILLION
                                               AND BELOW. PRIOR TO JOINING VAN
                                               WAGONER CAPITAL MANAGEMENT, INC.,
                                               HE WAS THE ASSISTANT PORTFOLIO
                                               MANAGER FOR THE GOVETT SMALLER
                                               COMPANIES FUND AND ASSISTED MR.
                                               VAN WAGONER IN MANAGING THIS FUND
                                               IN 1994 AND 1995. MR.GARRABRANT
                                               ALSO WORKED WITH FIRST CITIZEN'S
                                               BANK AND TRUST AS A FINANCIAL
                                               ANALYST AND HAS OVER EIGHT YEARS
                                               OF RESEARCH AND PORTFOLIO
                                               MANAGEMENT EXPERIENCE.

                                                                              21
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INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------


DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Portfolio's 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Portfolio. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class C shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of a Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of a Portfolio's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Distributor based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to investment companies of the type contemplated by each Portfolio's 12b-1 plans. Banks and other financial services firms may be subject to various state laws regarding these services, and may be required to register as dealers pursuant to state law.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Portfolio's transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Portfolio for its services at the annual rate of 0.22% of average daily net assets.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

22
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FOR MORE INFORMATION
--------------------------------------------------------------------------------


The following documents contain more information about each Portfolio and are available free of charge upon request:

   ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual reports also contain a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance during the last applicable period.

   STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about a Portfolio's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios by contacting:

         SunAmerica Fund Services, Inc.
         Mutual Fund Operations
         The SunAmerica Center
         733 Third Avenue
         New York, New York 10017-3204
         1-800-858-8850, extension 5125

or

by calling your broker or financial advisor.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


DISTRIBUTOR: SunAmerica Capital Services
INVESTMENT COMPANY ACT
File No. 811-07797
                                                               [SUNAMERICA LOGO]

TECPR